Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Impairment charges recognized	$ 0	$ 0
Unrealized pre-tax net losses	0	18.2
Total financial assets on recurring basis	12.7	9.0
Total financial liabilities on recurring basis	$ 6.5	$ 13.8